TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-      TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollars.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or " benefited enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating.

For receiving the benefits under the alternative track, there is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years.

The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2006 and 2009 as its "years of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a Benefited company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the Benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating (“limitation period”). In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The period of tax benefits for the Company’s approved enterprise programs has not yet commenced, because the Company  has yet to realize taxable income.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% to 25% and subject to the limitation period as was described above (depending on the percentage of foreign ownership in each tax year).

The Company has three capital investment programs that have been granted approved enterprise status, under the Law and two programs under benefited enterprise status pursuant to Amendment 60.

Income from sources other than the "Approved Enterprise" and "Benefited Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

Effective January 1, 2011, the "Knesset" (Israeli Parliament) enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("Amendment 68"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to preferred enterprise entire preferred income. The Company can elect to apply Amendment by waiving its  benefits under the approved enterprise and benefited enterprise programs. According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings in 2014 and thereafter will be subject to tax at a rate of 20%.

The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. Accordingly, the Company has not adjusted its deferred tax balances as of December 31, 2017. The Company may change its position in the future.

In December 2016, the Knesset passed an additional amendment to the Law which provides for additional  benefits to Preferred Technological Enterprises by reducing the tax rate on preferred Technological Enterprise income (as such is defined in Amendment 73) to 12% (the "Amendment"). - This Amendment came into effect in May 2017 when the Minister of Finance promulgated the regulations for its implementation. The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. Accordingly, the Company has not adjusted its deferred tax balances as of December 31, 2017. The Company may change its position in the future.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4.	Tax rates:

Taxable income of Israeli companies was subject to tax at the rate of 26.5% in the years ended December 31, 2014 and 2015 and 25% in 2016 and 24% in 2017.

In December 2016 the Knesset approved amendment 235 to the Income Tax Ordinance which further reduces the corporate tax rate to 24% in 2017 and 23% in 2018 and thereafter. The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 13.a2 above).

Israeli corporations are generally taxed at the corporate income tax rate on their capital gains.

5.	Tax Reform in U.S:

On December 22, 2017, new federal tax legislation was enacted in the United States (referred to as the Tax Cuts and Jobs Act). The Tax Cuts and Jobs Act reduces the federal corporate income tax rate to 21% from 35% effective January 1, 2018. The rate change resulted in a reduction of the Company's net deferred tax assets of $153  and a corresponding deferred income tax expense . The Company’s federal income tax expense for tax years beginning January 1, 2018 will be based on the newly enacted 21% rate.

Accounting Standards Codification Topic 740, Income Taxes (“ASC 740”) requires companies to account for the tax effects of changes in income tax rates and laws in the period in which legislation is enacted (December 22, 2017). ASC 740 does not specifically address accounting and disclosure guidance in connection with the income tax effects of the TCJA. Consequently, on December 22, 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 (“SAB 118”), to address the application of ASC 740 in the reporting period that includes the date the TCJA was enacted. SAB 118 allows companies a reasonable period of time to complete the accounting for the income tax effects of the TCJA.
The revaluation of the Company’s deferred tax balances are provisional amounts based on information available as of December 22, 2017. These amounts are subject to change as the Company obtains final information necessary to complete the calculations. The Company will recognize any changes to the provisional amounts as it refine our estimates of the Company’s cumulative temporary differences and its interpretations of the application of the 2017 Tax Cuts and Jobs Act. The Company expect to complete its analysis of the provisional items during the third quarter of 2018 upon filing our 2017 federal and state tax returns. The effects of other provisions of the 2017 Tax Act are not expected to have a material impact on the Company’s consolidated financial statements.

b.	The income tax expense (benefit) for the years ended December 31, 2015, 2016 and 2017 consisted of the following:

	Year ended December 31,
	2015	2016	2017

Current	$3,895	$1,418	$1,200
Deferred	1,947	343	497

	$5,842	$1,761	$1,697

Domestic (Israel)	$(606)	$968	$1,533
Foreign	6,448	793	164

	$5,842	$1,761	$1,697

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:

Net operating loss carry forward	$79,860	$76,570
Research and Development	3,843	5,749
Other temporary differences mainly relating to reserve and allowances	28,012	25,817

Deferred tax asset before valuation allowance	111,715	108,136
Valuation allowance	(110,371)	(107,148)

Deferred tax asset	1,344	988

Deferred tax liabilities:

Other temporary differences	-	(141)

Deferred tax asset, net	$1,344	$847

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance amounting $ 110,143 and $ 107,148 at December 31, 2016 and 2017, respectively.

d.	Net operating loss carry forward and capital loss:

The Company has accumulated net operating losses and capital loss for Israeli income tax purposes as of December 31, 2017 in the amount of approximately $ 192,378 and $ 7,538, respectively. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2017, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $ 18,885 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2017 the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $ 70,442 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

e.	Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$14,479	$(518)	$7,197
Foreign	(7,626)	13,708	10,060

	$6,853	$13,190	$17,257

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements operations is as follows:

	Year ended December 31,
	2015	2016	2017
Income before taxes as reported in the consolidated statements of operations	$6,853	$13,190	$17,257

Statutory tax rate	26.5%	25%	24%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$1,816	$3,298	$4,142
Non-deductible expenses	1,527	467	290
Non-deductible expenses related to employee stock options	430	268	289
Changes in tax rate	-	8,900	124
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	2,003	(10,055)	(3,225)
Other	66	(1,117)	77

Actual tax expense	$5,842	$1,761	$1,697

g.	The Company adopted the provisions of ASC topic 740-10, "Income Taxes".

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2017

Uncertain tax positions, beginning of year	$6,942	$4,686
Decreases in tax positions for prior years	(4,362)	(3,880)
Increases in tax positions for prior years	620	49
Increase in tax position for current year	1,486	1,305

Uncertain tax positions, end of year	$4,686	$2,160

The Company has further accrued $ 917 due to interest and penalty related to uncertain tax positions as of December 31, 2017.

During 2017, the Company reached a settlement agreement with the Tax Office in Slovakia, resulted in a reduction of $ 1,156 in tax positions.